FINANCIAL INSTRUMENTS (Details 5) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,682,221	$ 6,804,579	$ 8,858,247	$ 1,582,384	$ 1,114,033
Warrants asset	4,855,795	1,761,382	1,361,366
Level 1 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			1,566,822
Warrants asset	4,855,795	1,761,382	1,361,366
Level 2 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Derivative liability	$ 12,504,175	$ 7,471,519	$ 7,808,500